Annual Fund Operating Expenses - PACE Alternative Strategies Investments	Dec. 04, 2024
Class A Prospectus - PACE Alternative Strategies Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class A Prospectus - PACE Alternative Strategies Investments | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Distribution and Service (12b-1) Fees	0.25%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	0.61%
Miscellaneous expenses (includes administration fee of 0.10%)	0.59%
Other Expenses (as a percentage of Assets):	1.20%
Acquired Fund Fees and Expenses	0.14%	[1]
Expenses (as a percentage of Assets)	2.89%
Fee Waiver or Reimbursement	(0.31%)	[2]
Net Expenses (as a percentage of Assets)	2.58%	[2]
Class P Prospectus - PACE Alternative Strategies Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P Prospectus - PACE Alternative Strategies Investments | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Distribution and Service (12b-1) Fees	0.00%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	0.61%
Miscellaneous expenses (includes administration fee of 0.10%)	0.57%
Other Expenses (as a percentage of Assets):	1.18%
Acquired Fund Fees and Expenses	0.14%	[3]
Expenses (as a percentage of Assets)	2.62%
Fee Waiver or Reimbursement	(0.29%)	[4]
Net Expenses (as a percentage of Assets)	2.33%	[4]
Class P2 Prospectus - PACE Alternative Strategies Investments
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Class P2 Prospectus - PACE Alternative Strategies Investments | Class P2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Distribution and Service (12b-1) Fees	0.00%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	0.61%
Miscellaneous expenses (includes administration fee of 0.10%)	0.62%
Other Expenses (as a percentage of Assets):	1.23%
Acquired Fund Fees and Expenses	0.14%	[5]
Expenses (as a percentage of Assets)	2.67%
Fee Waiver or Reimbursement	(0.80%)	[6]
Net Expenses (as a percentage of Assets)	1.87%	[6]

[1]	Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.
[2]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated: (1) for any period during which UBS Financial Services Inc. relies on and UBS AM operates under the Department of Labor individual Prohibited Transaction Exemption 96-59, to waive its management fees through November 30, 2025 to the extent necessary to offset the cost savings to UBS AM for allocating a portion of the fund's assets to other unaffiliated pooled investment vehicles and index futures; and (2) waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 1.83% for Class A. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses (pursuant to item (2)) to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[3]	Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.
[4]	The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated: (1) for any period during which UBS Financial Services Inc. relies on and UBS AM operates under the Department of Labor individual Prohibited Transaction Exemption 96-59, to waive its management fees through November 30, 2025 to the extent necessary to offset the cost savings to UBS AM for allocating a portion of the fund's assets to other unaffiliated pooled investment vehicles and index futures; and (2) waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 1.58% for Class P. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses (pursuant to item (2)) to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[5]	Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.
[6]	The fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2025 (i) with respect to Class P2 to waive its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any subadvisory fees, (ii) with respect to Class P2 to waive its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties, and (iii) for any period during which UBS Financial Services Inc. relies on and UBS AM operates under the Department of Labor individual Prohibited Transaction Exemption 96-59, to waive its management fees to the extent necessary to offset the cost savings to UBS AM for allocating a portion of the fund's assets to other unaffiliated pooled investment vehicles and index futures. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM.